Operating Loss	3 Months Ended
Mar. 31, 2023
Operating Loss [Abstract]
Operating Loss	Operating Loss
Operating loss for the three months ended March 31, 2023 and 2022 has been arrived at after charging/(crediting):

	Three months ended March 31,
	2023	2022
	£’000	£’000
Depreciation of property, plant and equipment	1,073	594
Depreciation of right-of-use assets	891	324
Amortisation of intangible assets	1,171	1,133
Research and development expenses	33,412	23,392
Foreign exchange loss/(gain)	1,193	(9,673)
Share-based payment charge	6,958	3,560